Research And Development Expenses And Advertising Costs	12 Months Ended
Mar. 31, 2012
Research And Development Expenses And Advertising Costs

17.    Research and development expenses and advertising costs:

Research and development expenses—

Research and development expenses are charged to income as incurred and such amounts charged to income for the fiscal years ended March 31, 2010, 2011 and 2012 were ¥278,144 million, ¥268,221 million and ¥267,853 million, respectively.

Advertising costs—

Advertising costs are expensed as incurred. Advertising costs were ¥92,128 million, ¥90,977 million and ¥94,821 million, which are included in the selling, general and administrative expenses in the consolidated statements of income, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively.